Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 169,592,882.00
Previously Paid Amount	0.00
Total Fee Amount	23,420.78
Total Offset Amount	0.00
Net Fee	$ 23,420.78
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A